13. Warrants (Details - Assumptions)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member]
Volatility	441.14%	182.91%	111.09%
Risk-free interest rate	1.73%	2.13%	0.51%
Expected term	2 months 5 days	15 days	7 days
Maximum [Member]
Volatility	884.42%	636.13%	220.65%
Risk-free interest rate	2.14%	2.72%	176.00%
Expected term	1 year 8 months 2 days	5 years 1 month 20 days	1 year
Warrants [Member] | Minimum [Member]
Volatility	213.00%	213.00%	274.00%
Risk-free interest rate	162.00%	14.70%	14.70%
Expected term	4 months 9 days	2 years 1 month 9 days	2 years 1 month 9 days
Warrants [Member] | Maximum [Member]
Volatility	13.26%	494.00%	314.00%
Risk-free interest rate	26.90%	26.90%	19.80%
Expected term	6 years 9 months 11 days	2 years 6 months 10 days	3 years